Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005496
Average Annual Return [Line Items]
Average Annual Return, Percent	23.74%		8.21%	11.22%
Without Sales Load [Member] | C000005497
Average Annual Return [Line Items]
Average Annual Return, Percent	23.44%		7.94%	10.95%
Without Sales Load [Member] | C000005498
Average Annual Return [Line Items]
Average Annual Return, Percent	23.10%		7.67%	10.67%
Without Sales Load [Member] | C000244823
Average Annual Return [Line Items]
Average Annual Return, Percent	23.98%	20.28%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	25.07%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%		9.16%	10.78%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%		9.16%	10.78%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%		9.16%	10.78%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%	20.32%